Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2019
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Schedule of Balances included under Cash and Cash Equivalents

a)Detail of cash and cash equivalents

The detail of the balances included under cash and cash equivalents is as follows:

	As of December 31,
	2019	2018
	MCh$	MCh$
Cash and deposits in banks
Cash	253,779	255,449
Deposits in the Central Bank of Chile	103,756	70,444
Deposits in local banks	14,254	4,422
Deposits in foreign banks	637,892	657,365
Subtotals cash and deposits in banks	1,009,681	987,680
Cash items in process of collection, net	66,732	71,493
Highly liquid financial instruments (1)	295,551	194,412
Investments under resale agreements (2)	75,975	109,467
Totals cash and cash equivalents	1,447,939	1,363,052

(1)

Highly liquid financial instruments: Corresponds to those financial instruments included in the Financial instruments at fair value through profit or loss Financial trading and available-for-sale portfolios with maturities that do not exceed three months from the acquisition date and the detail is as follows:

		As of December 31,
	Notes	2019	2018
		MCh$	MCh$
Highly liquid financial instruments
Financial instruments at fair value through profit or loss	6	28,772	15,741
Financial instruments at fair value through other comprehensive income	11	266,779	178,671
Totals		295,551	194,412

(2)

Investments under resale agreements: corresponds to resale agreements with maturities that do not exceed three months from the acquisition date, which are presented under the item "Investments under resale agreements" in the Consolidated Statement of Financial Position. The detail is as follows:

		As of December 31,
	Notes	2019	2018
		MCh$	MCh$
Investment under resale agreements	7a)	75,975	109,467

Schedule of Cash in the Process of Collection

Cash in process of collection and in process of being cleared

Cash items in process of collection and in process of being cleared represent domestic transactions, which have not been processed through the central domestic clearinghouse, or international transactions that may be delayed in settlement due to timing differences. The detail of these balances is as follows:

	As of December 31,
	2019	2018
	MCh$	MCh$
Assets
Documents held by other banks (documents to be cleared)	76,922	77,085
Funds receivable	154,383	241,573
Subtotals assets	231,305	318,658
Liabilities
Funds payable	164,573	247,165
Subtotals liabilities	164,573	247,165
Cash items in process of collection, net	66,732	71,493